Trade and other payables	12 Months Ended
Dec. 31, 2017
Trade and other payables.
Trade and other payables

20.   Trade and other payables

Trade and other payables compose the following at December 31:

	2017	2016
	US$'000	US$'000
Payable to suppliers	172,566	153,289
Trade notes and bills payable	20,293	4,417
Total	192,859	157,706